Fair Value of Assets and Liabilities - Valuation Techniques and Range of Unobservable Inputs (Detail) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	€ 120,486	€ 123,221
Liabilities, at fair value through profit or loss	92,693	87,142
Debt securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	8,431	9,216
Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	5,387	2,034
Liabilities, at fair value through profit or loss	910	1,242
Level 3 [member] | Loans and advances [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	1,047	20
Liabilities, at fair value through profit or loss	15
Level 3 [member] | Reverse (Repos) [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	481
Liabilities, at fair value through profit or loss	424
Level 3 [member] | Structured notes [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Liabilities, at fair value through profit or loss	284	101
Level 3 [member] | Derivatives at rates [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	57	490
Liabilities, at fair value through profit or loss	39	485
Level 3 [member] | Derivatives at foreign exchange [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss		477
Liabilities, at fair value through profit or loss		479
Level 3 [member] | Derivative at credit [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	67	10
Liabilities, at fair value through profit or loss	86	48
Level 3 [member] | Derivatives at equity [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	68	161
Liabilities, at fair value through profit or loss	54	128
Level 3 [member] | Other derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	2	5
Liabilities, at fair value through profit or loss	5
Level 3 [member] | Available for sale debt securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss		14
Level 3 [member] | Available for sale at equity [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss		467
Level 3 [member] | Loan and advances at fair value through other comprehensive income [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	2,379
Level 3 [member] | Equity, at fair value through other comprehensive income [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	317
Level 3 [member] | Debt securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	807	386
Liabilities, at fair value through profit or loss	3
Level 3 [member] | Equity securities [member] | Debt securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	€ 162	4
Liabilities, at fair value through profit or loss		€ 1
Level 3 [member] | Minimum [member] | Price (%) [member] | Loans and advances [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	1.00%
Level 3 [member] | Minimum [member] | Price (%) [member] | Loans and advances [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	100.00%
Level 3 [member] | Minimum [member] | Price (%) [member] | Reverse (Repos) [Member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	3.00%
Level 3 [member] | Minimum [member] | Price (%) [member] | Structured notes [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	77.00%	52.00%
Level 3 [member] | Minimum [member] | Price (%) [member] | Available for sale debt securities [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		69.00%
Level 3 [member] | Minimum [member] | Price (%) [member] | Debt at fair value through other comprehensive income [Member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		0.00%
Level 3 [member] | Minimum [member] | Credit spread (BPS) [member] | Loans and advances [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, credit spread	0.19%
Level 3 [member] | Minimum [member] | Credit spread (BPS) [member] | Derivatives at rates [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, credit spread	0.46%
Level 3 [member] | Minimum [member] | Credit spread (BPS) [member] | Derivative at credit [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, credit spread	0.08%	0.02%
Level 3 [member] | Minimum [member] | Credit spread (BPS) [member] | Derivative at credit [member] | Comparable transactions [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, credit spread	0.08%	0.02%
Level 3 [member] | Minimum [member] | Credit spread (BPS) [member] | Equity, at fair value through other comprehensive income [Member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, credit spread	3.22%
Level 3 [member] | Minimum [member] | Equity volatility (%) [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	13.00%	14.00%
Level 3 [member] | Minimum [member] | Equity volatility (%) [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	4.00%	5.00%
Level 3 [member] | Minimum [member] | Equity/FX correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	(0.8)
Level 3 [member] | Minimum [member] | Equity/FX correlation [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	(0.7)	0.2
Level 3 [member] | Minimum [member] | Equity/FX correlation [member] | Derivatives at rates [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	(0.7)
Level 3 [member] | Minimum [member] | Equity/FX correlation [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	(0.8)	(0.9)
Level 3 [member] | Minimum [member] | Dividend yield (%) [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	1.00%	2.00%
Level 3 [member] | Minimum [member] | Dividend yield (%) [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%	0.00%
Level 3 [member] | Minimum [member] | Interest rate volatility (%) [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	49.00%
Level 3 [member] | Minimum [member] | Interest rate volatility (%) [member] | Derivatives at rates [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, credit spread	0.23%	0.23%
Level 3 [member] | Minimum [member] | IR/IR correlation [Member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.8
Level 3 [member] | Minimum [member] | Implied correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.7	0.7
Level 3 [member] | Minimum [member] | Implied correlation [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation		0.8
Level 3 [member] | Minimum [member] | Implied correlation [member] | Structured notes [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	(0.7)	0.7
Level 3 [member] | Minimum [member] | Implied correlation [member] | Derivative at credit [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.7	0.7
Level 3 [member] | Minimum [member] | Interest rate correlation [member] | Derivatives at rates [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.8
Level 3 [member] | Minimum [member] | Interest rate correlation [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.0023
Level 3 [member] | Minimum [member] | Reset spread (%) [member] | Derivatives at rates [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	2.00%	2.00%
Level 3 [member] | Minimum [member] | Prepayment rate (%) [member] | Derivatives at rates [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		5.00%
Level 3 [member] | Minimum [member] | Prepayment rate (%) [member] | Loan and advances at fair value through other comprehensive income [Member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	6.00%	0.00%
Level 3 [member] | Minimum [member] | Inflation rate (%) [member] | Derivatives at rates [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		4.00%
Level 3 [member] | Minimum [member] | Inflation rate (%) [member] | Derivatives at foreign exchange [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		4.00%
Level 3 [member] | Minimum [member] | Inflation rate (%) [member] | Equity, at fair value through other comprehensive income [Member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	3.00%	0.00%
Level 3 [member] | Minimum [member] | Jump rate (%) [member] | Derivatives at foreign exchange [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	12.00%	12.00%
Level 3 [member] | Minimum [member] | Equity/equity correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.2	0.1
Level 3 [member] | Minimum [member] | Equity/equity correlation [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.6	0.5
Level 3 [member] | Minimum [member] | Equity/equity correlation [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.2	0.1
Level 3 [member] | Minimum [member] | Commodity volatility [member] | Other derivatives [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	12.00%	9.00%
Level 3 [member] | Minimum [member] | Com/com correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.3	0.3
Level 3 [member] | Minimum [member] | Com/com correlation [member] | Other derivatives [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.3	0.3
Level 3 [member] | Minimum [member] | Com/FX correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	(0.5)	(0.6)
Level 3 [member] | Minimum [member] | Com/FX correlation [member] | Other derivatives [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	(0.5)	(0.6)
Level 3 [member] | Minimum [member] | Other [member] | Available for sale at equity [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	63
Level 3 [member] | Minimum [member] | Debt securities [member] | Price (%) [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%
Level 3 [member] | Minimum [member] | Debt securities [member] | Price (%) [member] | Net asset value [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%
Level 3 [member] | Minimum [member] | Debt securities [member] | Credit spread (BPS) [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, credit spread	1.31%
Level 3 [member] | Minimum [member] | Equity securities [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation		1
Level 3 [member] | Maximum [member] | Price (%) [member] | Loans and advances [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	102.00%	101.00%
Level 3 [member] | Maximum [member] | Price (%) [member] | Loans and advances [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	100.00%
Level 3 [member] | Maximum [member] | Price (%) [member] | Reverse (Repos) [Member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	4.00%
Level 3 [member] | Maximum [member] | Price (%) [member] | Structured notes [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	108.00%	116.00%
Level 3 [member] | Maximum [member] | Price (%) [member] | Available for sale debt securities [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		90.00%
Level 3 [member] | Maximum [member] | Price (%) [member] | Debt at fair value through other comprehensive income [Member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		0.00%
Level 3 [member] | Maximum [member] | Credit spread (BPS) [member] | Loans and advances [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, credit spread	5.50%
Level 3 [member] | Maximum [member] | Credit spread (BPS) [member] | Derivatives at rates [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, credit spread	0.46%
Level 3 [member] | Maximum [member] | Credit spread (BPS) [member] | Derivative at credit [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, credit spread	3.64%	4.24%
Level 3 [member] | Maximum [member] | Credit spread (BPS) [member] | Derivative at credit [member] | Comparable transactions [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, credit spread	3.64%	4.24%
Level 3 [member] | Maximum [member] | Credit spread (BPS) [member] | Equity, at fair value through other comprehensive income [Member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, credit spread	3.22%
Level 3 [member] | Maximum [member] | Equity volatility (%) [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	34.00%	23.00%
Level 3 [member] | Maximum [member] | Equity volatility (%) [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	94.00%	129.00%
Level 3 [member] | Maximum [member] | Equity/FX correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.5
Level 3 [member] | Maximum [member] | Equity/FX correlation [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.5	0.4
Level 3 [member] | Maximum [member] | Equity/FX correlation [member] | Derivatives at rates [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.5
Level 3 [member] | Maximum [member] | Equity/FX correlation [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.5	0.8
Level 3 [member] | Maximum [member] | Dividend yield (%) [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	5.00%	6.00%
Level 3 [member] | Maximum [member] | Dividend yield (%) [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	13.00%	21.00%
Level 3 [member] | Maximum [member] | Interest rate volatility (%) [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	86.00%
Level 3 [member] | Maximum [member] | Interest rate volatility (%) [member] | Derivatives at rates [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, credit spread	3.00%	3.00%
Level 3 [member] | Maximum [member] | IR/IR correlation [Member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.8
Level 3 [member] | Maximum [member] | Implied correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.7	1
Level 3 [member] | Maximum [member] | Implied correlation [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation		0.8
Level 3 [member] | Maximum [member] | Implied correlation [member] | Structured notes [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.7	0.7
Level 3 [member] | Maximum [member] | Implied correlation [member] | Derivative at credit [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.7	1
Level 3 [member] | Maximum [member] | Interest rate correlation [member] | Derivatives at rates [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.8
Level 3 [member] | Maximum [member] | Interest rate correlation [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation		0.03
Level 3 [member] | Maximum [member] | Reset spread (%) [member] | Derivatives at rates [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	2.00%	2.00%
Level 3 [member] | Maximum [member] | Prepayment rate (%) [member] | Derivatives at rates [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		10.00%
Level 3 [member] | Maximum [member] | Prepayment rate (%) [member] | Loan and advances at fair value through other comprehensive income [Member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	6.00%	0.00%
Level 3 [member] | Maximum [member] | Inflation rate (%) [member] | Derivatives at rates [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		4.00%
Level 3 [member] | Maximum [member] | Inflation rate (%) [member] | Derivatives at foreign exchange [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		4.00%
Level 3 [member] | Maximum [member] | Inflation rate (%) [member] | Equity, at fair value through other comprehensive income [Member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	3.00%	0.00%
Level 3 [member] | Maximum [member] | Jump rate (%) [member] | Derivatives at foreign exchange [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	12.00%	12.00%
Level 3 [member] | Maximum [member] | Equity/equity correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.9	1
Level 3 [member] | Maximum [member] | Equity/equity correlation [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.9	0.7
Level 3 [member] | Maximum [member] | Equity/equity correlation [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.9	1
Level 3 [member] | Maximum [member] | Commodity volatility [member] | Other derivatives [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	79.00%	42.00%
Level 3 [member] | Maximum [member] | Com/com correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.9	0.9
Level 3 [member] | Maximum [member] | Com/com correlation [member] | Other derivatives [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.9	0.9
Level 3 [member] | Maximum [member] | Com/FX correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.5	(0.3)
Level 3 [member] | Maximum [member] | Com/FX correlation [member] | Other derivatives [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.5
Level 3 [member] | Maximum [member] | Other [member] | Available for sale at equity [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	80
Level 3 [member] | Maximum [member] | Debt securities [member] | Price (%) [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	105.00%	161.00%
Level 3 [member] | Maximum [member] | Debt securities [member] | Price (%) [member] | Net asset value [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%
Level 3 [member] | Maximum [member] | Debt securities [member] | Credit spread (BPS) [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, credit spread	1.31%
Level 3 [member] | Maximum [member] | Equity securities [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	5,475	54